Loans and borrowings (Details Textual) € in Millions, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Transaction Costs of Long Term Debt Obligations	₨ 0			₨ 91
Undrawn borrowing facilities	39,374			47,134
Repayments of borrowings	₨ 48,514			₨ 58,033
Swiss subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings | $		$ 250
German subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings | €			€ 42